Schedule of provision for income taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Current
Federal
State	891	28,851
Foreign	21,480	42,773
Deferred
Federal
State
Foreign	20	3,139
Provision for income taxes	$ 22,391	$ 74,763